ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Number of vessels sold | vessel			7
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 83.0	$ 166.4	$ 106.6
Proceeds still receivable from disposal of noncurrent assets	$ 18.9
Number of vessels sold and delivered but not yet paid for | vessel	1
Gains on disposals of property, plant and equipment	$ 17.2
Assets held for sale	47.2	47.2
Vessels and capitalized dry-docking
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Disposals, property, plant and equipment	$ 47.0	$ 111.4	$ 93.8
Non-current assets held for sale
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Number of vessels that were held for sale at the end of the previous reporting period that were delivered to new owners during the year | vessel	3	3	1
Number of vessels sold | vessel	4	8
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 66.5
Gains on disposals of property, plant and equipment	$ 34.1	$ 50.4	$ 10.2
Impairment loss recognised in profit or loss, property, plant and equipment			$ 2.6